FINANCIAL RISK MANAGEMENT (Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	$ 210,124	$ 241,087	$ 239,149
2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	46,458	52,174
Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Lease liabilities	46,471	$ 48,583
Liquidity risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net debt	1,644,000
Liquidity risk | 2025
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	670,000
Interest to be accrued	159,000
Trade payables and other liabilities	1,890,000
Lease liabilities	46,000
Total	2,765,000
Liquidity risk | 2026
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	621,000
Interest to be accrued	128,000
Trade payables and other liabilities	19,000
Lease liabilities	41,000
Total	809,000
Liquidity risk | 2027
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	373,000
Interest to be accrued	100,000
Trade payables and other liabilities	10,000
Lease liabilities	34,000
Total	517,000
Liquidity risk | 2028
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	110,000
Interest to be accrued	77,000
Trade payables and other liabilities	13,000
Lease liabilities	32,000
Total	232,000
Liquidity risk | Thereafter
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings	456,000
Interest to be accrued	78,000
Trade payables and other liabilities	80,000
Lease liabilities	57,000
Total	$ 672,000